Consolidated Statement of Income (Unaudited) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Revenues		€ 17,762	€ 17,995
Cost of sales		(10,201)	(10,427)
Gross profit		7,561	7,568
Research and development expenses		(2,200)	(1,865)
Selling and marketing expenses		(5,080)	(4,863)
General and administrative expenses		(1,763)	(1,688)
Income (Loss) from operations		(1,482)	(848)
Financial income (expense), net		528	1,408
Foreign Currency exchange (losses) gains, net		456	(450)
Income (loss) before taxes		(498)	110
Income tax (expense) credit		(180)	(175)
Net income (loss)		€ (679)	€ (65)
Basic income (loss) per share (in EUR per share)		€ (0.02)	€ 0
Diluted income (loss) per share (1) (in EUR per share)	[1]	€ (0.02)	€ 0
Basic weighted average shares outstanding (in shares)		28,997,866	28,919,984
Diluted weighted average shares outstanding (1) (in shares)	[1]	28,997,866	28,919,984
Product [Member]
Revenues		€ 10,929	€ 11,478
Cost of sales		(6,042)	(6,464)
HIFU Treatments and Devices Leased [Member]
Revenues		2,480	2,599
Cost of sales		(1,355)	(1,364)
Parts and Services [Member]
Revenues		4,338	3,879
Cost of sales		(2,823)	(2,600)
Product and Services, Excluding Other [Member]
Revenues		17,748	17,956
Product and Service, Other [Member]
Revenues		€ 14	€ 40

[1]	Due to the net loss in the first six months of 2018, the assumed net exercise of stock options/warrants and stock relating to the convertible bonds in this year was excluded, as the effect would have been anti-dilutive.